Intangible assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 14.      Intangible assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Intangible assets not subject to amortization:
Cryptocurrencies	96	96
Intangible assets subject to amortization:
Trademarks	149	136
Patents	2,281	2,281
License agreements	12,132	11,195
Other intangibles	6,933	6,393
Total intangible assets gross	21,591	20,101
Accumulated amortization for:
Trademarks	(149)	(136)
Patents	(2,281)	(2,281)
License agreements	(12,132)	(11,193)
Other intangibles	(6,933)	(6,393)
Total accumulated amortization	(21,495)	(20,003)
Total intangible assets subject to amortization, net	-	2
Total intangible assets, net	96	98
Amortization charge from continuing operations for the year	1	69

The amortization charge from continuing operations for the year 2021 was USD 72,872.

Intangible assets not subject to amortization are made up of a balance of USD 96,164 in cryptocurrencies acquired in the normal course of business to allow the Group to make purchases in cryptocurrencies. The cryptocurrency balance was initially recorded at cost. The Group did not identify any impairment factors in the year ended December 31, 2023. Therefore, no impairment losses were recorded in the year ended December 31, 2023 and the balance as at December 31, 2023 remains USD 96,164.

The useful economic life of intangible assets is as follow:

•	Trademarks:	5 to 10 years

•	Patents:	5 to 10 years

•	License agreements:	3 to 5 years

•	Other intangibles:	3 to 10 years

All intangible assets subject to amortization were fully amortized as at December 31, 2023, therefore there are no amortization charges expected in future years.